Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Preferred Stock	Unearned ESOP Compen-sation	Other Capital		Retained Earnings	Treasury Stock	Cumulative Other Comprehensive Loss
Beginning Balance at Dec. 31, 2009	$ 1,490,950	$ 228,647	$ 216,753	$ (216,753)	$ 1,068,963		$ 4,518,428	$ (4,007,633)	$ (317,455)
Shareholders' Equity [Roll Forward]
Net income	462,485						462,485
Other comprehensive (loss) income	39,134								39,134
Treasury stock purchased	(375,677)							(375,677)
Income tax effect of ESOP	(7,515)				(7,515)
Stock options exercised	94,535	2,351			99,857			(7,673)
Income tax effect of stock options exercised	19,676				19,676
Restricted stock and stock option grants (net activity)	42,276	348			41,928
Cash dividends -- $1.56, $1.46 and $1.44 per common share in December 31, 2012, 2011 and 2010, respectively	(156,424)						(156,424)
Ending Balance at Dec. 31, 2010	1,609,440	231,346	216,753	(216,753)	1,222,909		4,824,489	(4,390,983)	(278,321)
Shareholders' Equity [Roll Forward]
Net income	441,860						441,860
Other comprehensive (loss) income	(89,557)								(89,557)
Treasury stock purchased	(367,372)							(367,372)
Treasury stock retired		(125,426)					(4,356,465)	4,481,891
Redemption of preferred stock			(56,480)	56,480
Income tax effect of ESOP	(54,420)				(54,420)	[1]
Stock options exercised	69,346	1,234			68,302			(190)
Income tax effect of stock options exercised	12,958				12,958
Restricted stock and stock option grants (net activity)	48,176	300			47,876
Cash dividends -- $1.56, $1.46 and $1.44 per common share in December 31, 2012, 2011 and 2010, respectively	(153,512)						(153,512)
Ending Balance at Dec. 31, 2011	1,516,919	107,454	160,273	(160,273)	1,297,625		756,372	(276,654)	(367,878)
Shareholders' Equity [Roll Forward]
Net income	631,034						631,034
Other comprehensive (loss) income	(2,511)								(2,511)
Treasury stock purchased	(557,766)							(557,766)
Redemption of preferred stock			(59,187)	59,187
Stock options exercised	205,861	3,867			217,259			(15,265)
Income tax effect of stock options exercised	104,858				104,858
Restricted stock and stock option grants (net activity)	54,348	302			54,046
Cash dividends -- $1.56, $1.46 and $1.44 per common share in December 31, 2012, 2011 and 2010, respectively	(160,939)						(160,939)
Ending Balance at Dec. 31, 2012	$ 1,791,804	$ 111,623	$ 101,086	$ (101,086)	$ 1,673,788		$ 1,226,467	$ (849,685)	$ (370,389)

[1]	Includes $51,209 reduction in Other capital related to IRS Settlement. See Note 14 for more information on the IRS Settlement.